Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables, current and non-current, consisted of the following:

	As of December 31,
	2020	2021
Accrued payroll and welfare benefits	22,545	30,362
Government subsidies received on behalf of certain teachers and students	2,511	9,702
Contingent consideration payables for a business combination	18,862	11,747
Other tax payables	15,613	6,672
Deposits received	18,278	10,639
Accrued service fees	4,263	12,027
Accrued utilities fees	1,245	1,707
Collection of teaching and auxiliary materials fee	-	23,612
Accrued expenses	-	7,868
Others	1,727	3,862
Accrued expenses and other payables	85,044	118,198
Including:
- Current portion	68,163	110,330
- Non-current portion	16,881	7,868